Trade and other receivables	6 Months Ended
Dec. 31, 2018
Trade and other receivables
Trade and other receivables

19Trade and other receivables

	31 December 2018 £’000	30 June 2018 £’000	Restated(1) 31 December 2017 £’000
Trade receivables	58,500	133,505	57,565
Less: provision for impairment of trade receivables	(15,294)	(9,708)	(13,395)

Net trade receivables	43,206	123,797	44,170
Other receivables	1,597	107	302
Accrued revenue	79,496	38,018	78,216

	124,299	161,922	122,688
Prepayments	10,320	10,862	10,899

	134,619	172,784	133,587

Less: non-current portion
Trade receivables	10,387	4,724	10,560

Non-current trade and other receivables	10,387	4,724	10,560

Current trade and other receivables	124,232	168,060	123,027

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

Net trade receivables include transfer fees receivable from other football clubs of £27,865,000 (30 June 2018: £29,214,000; 31 December 2017: £34,931,000) of which £10,387,000 (30 June 2018: £4,724,000; 31 December 2017: £10,560,000) is receivable after more than one year. Net trade receivables also include £7,474,000 (30 June 2018: £77,357,000; 31 December 2017: £2,371,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as deferred revenue liabilities.

The fair value of net trade receivables as at 31 December 2018 was £44,106,000 (30 June 2018: £124,050,000; 31 December 2017: £44,769,000) before discounting of cash flows. The fair value of other receivables is not materially different to their carrying value.